Short-Term Borrowings And Long-Term Debt (Schedule Of Annual Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
2013	¥ 107,210
2014	58,800
2015	76,941
2016	28,828
2017	19,045
2018 and thereafter	788
Total	¥ 291,612	¥ 277,316